Rule 497(e)
                                               File Nos. 33-84450 and 811-8782


                            The Montgomery Funds III

                      Supplement dated July 29, 2002 to the
                     Montgomery Variable Series: Growth Fund
                         Prospectus dated April 30, 2002

As of September 5, 2002, purchases will no longer be accepted into the Montgomery Variable Series: Growth Fund. Pending shareholder approval, the Fund will close on or about October 31, 2002 and its assets will be returned to shareholders.